Goodwill, Intangible Assets and Deferred Financing Costs	12 Months Ended
Dec. 31, 2010
Goodwill, Intangible Assets And Deferred Financing Costs [Abstract]
Goodwill, Intangible Assets And Deferred Financing Costs

5. Goodwill, Intangible Assets and Deferred Financing Costs

The following table provides changes in the carrying amount of goodwill by segment for the years ended December 31, 2010 and 2009:

	Clothing	Roll Covers	Total
Balance at December 31, 2008	$57,102	$98,103	$155,205
Goodwill Impairment	—	(80,600)	(80,600)
Foreign currency translations	(4,633)	2,332	(2,301)

Balance at December 31, 2009	52,469	19,835	72,304
Goodwill impairment	—	—	—
Foreign currency translations	(10,905)	(441)	(11,346)

Balance at December 31, 2010	$41,564	$19,394	$60,958

The components of intangible assets and deferred financing costs are summarized as follows at:

	December 31
	2010	2009
Patents and licenses	$31,920	$31,920
Less accumulated amortization	(27,655)	(26,703)

Net patents and licenses	4,265	5,217

Trademarks	18,920	18,920
Less accumulated amortization	(13,985)	(12,726)
Net trademarks	4,935	6,194

Other intangibles	952	952
Less accumulated amortization	(379)	(272)

Net other intangibles	573	680

Deferred financing costs	3,716	35,754
Less accumulated amortization	(531)	(20,567)

Net deferred financing costs (1)	3,185	15,187

Net amortizable intangible assets and deferred financing costs	12,958	27,278
Less net deferred financing costs reclassified to other current assets (1)	—	(15,187)

	$12,958	$12,091

(1)	In connection with the senior credit facility matters discussed in Note 1, the accompanying consolidated balance sheet as of December 31, 2009 includes a reclassification of $15,187 from "Intangible assets and deferred financing costs, net" to "Other current assets" to reflect the classification of net deferred financing costs related to the debt under the senior credit facility as a current asset.

Amortization expense for patents, licenses, trademarks and other intangibles amounted to $2,318, $2,328 and $2,965 for the years ended December 31, 2010, 2009 and 2008, respectively.

As of December 31, 2010, the estimated annual amortization expense for patents, licenses and trademarks and other intangibles for each of the succeeding five years total $8,230 as follows:

2011	$2,296
2012	2,296
2013	1,765
2014	1,514
2015	359